Offerings - Offering: 1	Apr. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	145,325,855
Proposed Maximum Offering Price per Unit	39.15
Maximum Aggregate Offering Price	$ 5,689,507,224
Fee Rate	0.01531%
Amount of Registration Fee	$ 871,064
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock, par value $0.01 per share, of Bank of America Corporation that may become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or any other similar transaction.

(2)
Estimated in accordance with Rule 457(c) under the Securities Act on the basis of the average of the high and low prices of the Common Stock reported on the New York Stock Exchange on April 24, 2025, solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act.